STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments at fair value (Note 3 and 4)	$ 2,627,930	$ 2,788,916
Investments at contract value (Note 4)	110,603	59,719
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,738,533	$ 2,848,635